Share-Based Payments (Details 3)	12 Months Ended
Dec. 31, 2022 € / shares shares
Share based payments:
Incentive shares, Beginning Balance | shares	30,000
Weighted average Grant date fair value per share, Incentive shares Beginning Balance | € / shares	€ 23
Incentive shares, Forfeited | shares	(25,000)
Weighted average Grant date fair value per share, Incentive shares Forfeited | € / shares
Incentive shares, Ending Balance | shares	5,000
Weighted average Grant date fair value per share, Incentive shares Ending Balance | € / shares	€ 23